Segment, Geographic and Customer Concentration Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment, Geographic and Customer Concentration Information
Note 16. Segment, Geographic and Customer Concentration Information
Reportable segments include Autonomy Solutions and Other Component Sales. These segments reflect the way the Company’s chief operating decision-maker (“CODM”) evaluates the Company’s business performance and manages its operations. Each segment has distinct product offerings, customers, and market penetration. The Chief Executive Officer is the CODM of the Company.
Autonomy Solutions
This segment manufactures and distributes commercial lidar sensors that measures distance using laser light to generate a highly accurate 3D map for automotive mobility applications. This segment is impacted by trends in and the strength of the autonomous vehicles and associated infrastructure/technology sector.
Other Component Sales
This segment is in the business of development of ultra-sensitive pixel-based sensors. This segment also designs, tests, and provides consulting services for non-standard
integrated circuits that are essential for systems to meet the requirement of customers. This segment is impacted by trends in and the strength of automobile and aeronautics sector as well as government spending in military and defense activities.
The accounting policies of the operating segments are the same as those described in Note 1. Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Nine Months ended September 30, 2020
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$9,587	$1,932	$11,519	$—	$11,519
Revenues from internal customer	639	2,544	3,183	(3,183)	—

Total Revenue	$10,226	$4,476	$14,702	$(3,183)	$11,519

Depreciation and amortization	$1,825	$104	$1,929	$—	$1,929
Operating profit (loss)	(56,673)	192	(56,481)	—	( 56, 481)
Other significant items:
Segment assets	191,778	2,979	194,757	(3,304)	191,453
Inventory	2,912	9	2,921	—	2,921

Nine Months ended September 30, 2019
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$4,373	$2,430	$6,803	$—	$6,803
Revenues from internal customer	—	2,184	2,184	(2,184)	—

Total Revenue	$4,373	$4,614	$8,987	$(2,184)	$6,803

Depreciation and amortization	$1,577	$135	$1,712	$—	$1,712
Operating profit (loss)	(45,235)	267	(44,968)	—	(44,968)
Other significant items:
Segment assets	73,119	2,315	75,434	(2,779)	72,655
Inventory	4,742	—	4,742	—	4,742

1.	Represent the eliminations of all intercompany balances and transactions during the period presented.
For the nine months ended September 30, 2020, Sweden and United States accounted for more than 10% of Company’s total revenues. For the nine months ended September 30, 2019, the United States was the only country that accounted for more than 10% of the Company’s total revenues. For the nine months ended September 30, 2020 one customer accounted for 64% of the Company’s total revenues. For the nine months ended September 30, 2019, three customers accounted for 27%, 14% and 10%, respectively, of the Company’s total revenues.
Note 19. Segment, Geographic and Customer Concentration Information
Reportable segments include Autonomy Solutions and Other Component Sales. These segments reflect the way the Company’s chief operating decision-maker (“CODM”) evaluates the Company’s business performance and manages its operations. Each segment has distinct product offerings, customers, and market penetration. The Chief Executive Officer is the CODM of the Company.
Autonomy Solutions
This segment manufactures and distributes commercial lidar sensors that measures distance using laser light to generate a highly accurate 3D map for automotive mobility applications. This segment is impacted by trends in and the strength of the autonomous vehicles and associated infrastructure/technology sector.
Other Component Sales
This segment is in the business of development of ultra-sensitive pixel-based sensors. This segment also designs, tests and provides consulting services for non-standard
integrated circuits that are essential for systems to meet the requirement of customers. This segment is impacted by trends in and the strength of automobile and aeronautics sector as well as government spending in military and defense activities.
The accounting policies of the operating segments are the same as those described in Note 1. Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Year ended December 31, 2019
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$9,666	$2,936	$12,602	$—	$12,602
Revenues from internal customer	—	2,949	2,949	(2,949)	—

Total Revenue	9,666	5,885	15,551	(2,949)	12,602

Depreciation and amortization	2,135	181	2,316	—	2,316
Operating loss	(62,874)	259	(62,615)	—	(62,615)
Other significant items:
Segment assets	52,171	2,218	54,389	(2,525)	51,864
Inventory	$4,002	$—	$4,002	$—	$4,002

Year ended December 31, 2018
	Autonomy Solutions	Other Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$7,236	$4,456	$11,692	$—	$11,692
Revenues from internal customer	—	3,387	3,387	(3,387)	—

Total Revenue	7,236	7,843	15,079	(3,387)	11,692

Depreciation and amortization	1,335	159	1,494	—	1,494
Operating loss	(63,845)	(384)	(64,229)	—	(64,229)
Other significant items:
Segment assets	26,569	4,244	30,813	(2,611)	28,202
Inventory	$2,926	$—	$2,926	$—	$2,926

1.	Represent the eliminations of all intercompany balances and transactions during the period presented.
For the years ended December 31, 2019 and December 31, 2018, the United States was the only country that accounted for more than 10% of the Company’s total revenues. For the year ended December 31, 2019, one customer accounted for 43% of the Company’s total revenues. For the year ended December 31, 2018, five costumers accounted for 21%, 20%, 14%, 11%, and 10%, respectively, of the Company’s total revenues.